Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Stock-based compensation	$ 2,410	$ 8,507
Salaries, benefits and directors’ fees included in general and administrative expenses	2,636	3,132
Salaries and benefits included in exploration expenditures	547	368
Salaries and benefits capitalized to Investment in the Joint Venture	812	127
Total remuneration	6,405	12,134
Total due to directors and executive team	$ 164	$ 265